CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities
Net income	$ 88,769	$ 68,414
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	64,122	65,341
Amortization of deferred drydocking and special survey costs	2,430	2,056
Amortization of finance costs	6,520	7,200
Exit fee accrued on debt	1,755	1,842
Payments for drydocking and special survey costs deferred	(6,394)	(1,217)
Loss on sale of vessels	36
Amortization of deferred realized losses on interest rate swaps	2,003	1,992
Unrealized gains on derivatives	(2,138)	(8,903)
Equity loss on investments	934
(Increase)/Decrease in
Accounts receivable	(10,707)	2,721
Inventories	1,231	739
Prepaid expenses	(1,072)	(267)
Due from related parties	(13,124)	(8,195)
Other assets, current and non-current	(1,349)	827
Increase/(Decrease) in
Accounts payable	398	(1,315)
Accrued liabilities	614	(5,424)
Unearned revenue, current and long-term	(1,190)	(2,144)
Other liabilities, current and long-term	954	953
Net Cash provided by Operating Activities	133,792	124,620
Cash Flows from Investing Activities:
Vessels additions	(1,990)	(538)
Investments in affiliates	(5,145)
Net proceeds from sale of vessels	5,178
Net Cash used in Investing Activities	(1,957)	(538)
Cash Flows from Financing Activities:
Payments on long-term debt	(99,966)	(78,291)
Payments on vendor financing		(28,694)
Deferred finance costs		(692)
Increase in restricted cash	(3,062)
Net Cash used in Financing Activities	(103,028)	(107,677)
Net Increase in Cash and Cash Equivalents	28,807	16,405
Cash and Cash Equivalents at beginning of period	72,253	57,730
Cash and Cash Equivalents at end of period	$ 101,060	$ 74,135